CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,074,179)	$ (277,797)	$ (601,002)	$ (6,687,912)
Adjustments to Reconcile Net Loss to Net Cash Used In Operating Activities:
Depreciation and amortization expense	17,199	6,956	9,448	5,416
Amortization of debt discount	87,677	5,885	16,063
Stock-based compensation	265,529		16,636	28,352
Write off of investment in B2IN				6,150,508
Issuance of common stock for services	401,800
Loss on goodwill impairment	1,949,884
Changes in Assets and Liabilities:
Accounts receivable	(2,137,831)	(316,012)	(565,306)	(96,544)
Inventory	(1,627,085)	(189,435)	(272,345)	(191,874)
Prepaid expenses	(2,242,785)	(198,627)	(585,821)	(28,209)
Prepaid expenses - related party	(465,927)	(119,796)	(15,523)
Other assets	(166,896)	(55,880)	(369,287)	(28,503)
Accounts payable and accrued expenses	1,056,165	70,681	381,512	53,169
Accounts payable and accrued expenses - related party	(12,778)	(135,117)	(126,754)	140,513
Taxes payable	209,667	36,331	48,508	95,785
Deferred revenue		(62,210)	(62,210)	62,210
NET CASH USED IN OPERATING ACTIVITIES	(5,739,560)	(1,235,021)	(2,126,081)	(497,089)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	(13,925)	(11,880)	(12,816)
Payment of financing management fee			(131,900)	(43,952)
Cash received from acquisition	40,858
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	26,933	(11,880)	(144,716)	(43,952)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment of related party note payable	(63,200)	(44,952)	(63,312)	163,624
Payment of note payable	(461,888)	(148,904)	(176,218)
Proceeds from note payable	6,891,203	1,968,940	2,871,993	87,248
Payment of related party loan	(232,051)	(21,914)	(15,300)	(3,000)
Proceeds from related party loan	625,641	51,127	148,250	48,532
Proceeds from loan payable				32,718
Payment of loans payable	(20,082)	(33,714)	(45,374)
Sale of common stock and warrants	91,780
Deferred financing fees	(213,626)	(140,475)
Proceeds from the exercise of stock options			24,000
Capital contribution		140	140
NET CASH PROVIDED BY FINANCING ACTIVITIES	6,617,777	1,630,248	2,744,179	329,122
Effect of exchange rate changes on cash	(269,568)	38,377	45,159	(36,636)
NET INCREASE IN CASH	635,582	421,724	518,541	(248,555)
CASH AT BEGINNING OF PERIOD	716,590	198,049	198,049	446,604
CASH AT END OF PERIOD	1,352,172	619,773	716,590	198,049
Supplemental Disclosure of Cash Flow Information
Cash paid during the period: Interest	127,157		30,396
Cash paid during the period: Income Tax
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Acquisition of Decahedron	1,479,000
Reversal of proceeds due from noteholder due to repayment of note	$ 11,813
Note payable issued for payment of accounts payable				22,202
Proceeds receivable from issuance of loan agreement				21,812
Forgiveness of debt by related party				$ 362,859